Basis of Presentation & Consolidation (Notes)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Use of Estimates
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities. Management believes the accounting estimates are appropriate and reasonably determined. Actual amounts could differ from those estimates.
Because the CAC Merger was accounted for as a reorganization of entities under common control, the financial information herein includes the financial results as if CAC were consolidated for all periods presented, derived from the historical accounting records and financial statements of CEC and CAC. In addition, as a result of the CAC Merger, CGP, which was consolidated as a variable interest entity (“VIE”) by CEC prior to the CAC Merger, is no longer a VIE and is now presented as a wholly owned subsidiary for all periods presented. CAC’s contractual claim on CGP’s accounting balance sheet, which was reflected as noncontrolling interest on our Balance Sheet and Income Statement, has been eliminated upon consolidation of CAC, and CGP’s results are no longer reflected as a VIE on our Balance Sheet. See Note 4 for additional information.
When CEOC filed for reorganization, we concluded that CEOC was a VIE and that we were not the primary beneficiary; therefore, we no longer consolidated CEOC. Subsequent to the deconsolidation, we accounted for our investment in CEOC as a cost method investment of zero due to the negative equity associated with CEOC’s underlying financial position. In conjunction with the acquisition of OpCo on the Effective Date, we applied the acquisition method of accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). See Note 4. Upon acquisition, OpCo was immediately merged with and into CEOC LLC, with CEOC LLC as the surviving entity, and CEOC LLC’s results are consolidated with CEC.
Certain prior year amounts have been reclassified to conform to the current year’s presentation. For the year ended December 31, 2016, $3.7 billion was reclassified from Restructuring accruals to Non-cash change in restructuring accrual on our Statement of Cash Flows, with no effect on Cash flows provided by operating activities.
Adoption of New Revenue Recognition Standard
On January 1, 2018, we adopted the new accounting standard Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, and all related amendments. See Note 14 for additional information and details on the effects of adopting the new standard.
Reportable Segments
We view each casino property as an operating segment and aggregate all such casino properties into three regionally-focused reportable segments: (i) Las Vegas, (ii) Other U.S., and (iii) All Other, which is consistent with how we manage the business. See Note 20.
We revised our presentation from two reportable segments to the three listed above as of the Effective Date, in conjunction with the CAC Merger and CEOC’s emergence from bankruptcy, because the way in which CEC management assesses results and allocates resources is aligned in accordance with these segments.
Consolidation of Subsidiaries and Variable Interest Entities
Our consolidated financial statements include the accounts of Caesars Entertainment and its subsidiaries after elimination of all intercompany accounts and transactions.
We consolidate all subsidiaries in which we have a controlling financial interest and VIEs for which we or one of our consolidated subsidiaries is the primary beneficiary. Control generally equates to ownership percentage, whereby (1) affiliates that are more than 50% owned are consolidated; (2) investments in affiliates of 50% or less but greater than 20% are generally accounted for using the equity method where we have determined that we have significant influence over the entities; and (3) investments in affiliates of 20% or less are generally accounted for using the cost method.
We consolidate a VIE when we have both the power to direct the activities that most significantly impact the results of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. Along with the VIEs that are consolidated in accordance with the above guidelines, we also hold variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. A change in determination could have a material impact on our financial statements.
Consolidation of Korea JV
During 2017, CEC and R&F Properties, a third-party property developer, formed a new joint venture referred to herein as the Korea JV. The purpose of the Korea JV is to acquire, develop, own, and operate a casino resort project in Incheon, South Korea. We determined that the Korea JV is a VIE. CEC has been determined to be the primary beneficiary of the Korea JV, and therefore, consolidates the Korea JV into its financial statements.
CR Baltimore Holdings (“CRBH”)
Caesars Baltimore Investment Company, LLC (“CBIC”) is wholly owned and consolidated by CEC. CBIC indirectly holds interests in CBAC Borrower, LLC (“CBAC”), owner of the Horseshoe Baltimore Casino (“Horseshoe Baltimore”), through its ownership interest in CRBH, a variable interest entity. The counterparty that owned the minority interest in CRBH was restricted from transferring its interest in CRBH without prior consent from CBIC. As a result, CBIC was determined to be the primary beneficiary of CRBH, and therefore, consolidated CRBH into its financial statements. Under the terms of the agreement, the transfer restrictions expired in August 2017, at which time CBIC was no longer considered the primary beneficiary and deconsolidated CRBH, or Horseshoe Baltimore.
Horseshoe Baltimore generated year-to-date net revenues of $190 million and net loss attributable to Caesars of $7 million until its deconsolidation effective August 31, 2017. Upon deconsolidation, we derecognized total assets and liabilities of $350 million and $356 million, respectively, including long-term debt totaling $294 million. CBIC recorded its interest in Horseshoe Baltimore at its estimated fair value of $28 million, recognizing a gain on deconsolidation of $31 million, and is accounting for Horseshoe Baltimore as an equity method investment subsequent to the deconsolidation. We estimated the fair value of the interest in Horseshoe Baltimore by weighting the results of the discounted cash flow method and the guideline public company method.
Horseshoe Baltimore will continue to be a managed property of CEOC LLC subsequent to its deconsolidation, and transactions with Horseshoe Baltimore are not eliminated under the equity method of accounting. These related party transactions include but are not limited to items such as casino management fees paid to CEOC LLC, reimbursed management costs, and the allocation of other expenses. See Note 19.
Consolidation of Caesars Enterprise Services, LLC (“CES”)
CES provides certain corporate, administrative and management services for CEOC LLC and CRC’s casino properties and casinos owned by unrelated third parties and manages certain enterprise assets and the other assets it owns, licenses or controls, and employs certain of the corresponding employees. Prior to the Effective Date, CES was a VIE for which CEC was determined to be the primary beneficiary and therefore was consolidated into CEC. Subsequent to the Effective Date, CES is no longer considered to be a VIE to CEC as it is now a wholly owned subsidiary and thus consolidates into CEC as such.